CONDENSED BALANCE SHEETS (Q2) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 2,029,532	$ 1,342,435
Prepaid expenses	263,271	467,021
Total current assets	2,292,803	1,809,456
Investments held in Trust	68,615,845	285,581,779
Total Assets	70,908,648	287,391,235
Current Liabilities:
Accrued expenses	357,328	132,417
Excise tax payable	2,209,958	0
Income tax payable	1,852,353	455,833
Total current liabilities	4,419,639	588,250
Deferred income taxes	59,640	317,426
Deferred underwriting commission		0
Total Liabilities	4,479,279	905,676
Commitments and contingencies (Note 5)
Temporary Equity:
Class A common stock subject to possible redemption; $0.0001 par value; 6,443,098 and 27,600,000 shares at redemption value of $10.72 and $10.31 at June 30, 2023 and December 31, 2022, respectively	68,217,016	284,449,019
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
(Accumulated Deficit) Retained earnings	(1,788,337)	2,035,850
Total Stockholders' Equity (Deficit)	(1,787,647)	2,036,540
Total Liabilities, Temporary Equity and Stockholders' Equity (Deficit)	70,908,648	287,391,235
Class A Common Stock [Member]
Temporary Equity:
Class A common stock subject to possible redemption; $0.0001 par value; 6,443,098 and 27,600,000 shares at redemption value of $10.72 and $10.31 at June 30, 2023 and December 31, 2022, respectively	68,217,016	284,449,019
Stockholders' Equity (Deficit):
Common stock	0	0
Class B Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock	$ 690	$ 690